Related Party Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]
Related Party Transactions (Details) [Line Items]
Revenue from sales transactions	$ 138,275	$ 731,669	$ 251,749
Taizhou Su Xuan Tang Chinese hospital Co., Ltd [Member]
Related Party Transactions (Details) [Line Items]
Revenue from sales transactions	19,246	84,848	60,639
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Related Party Transactions (Details) [Line Items]
Revenue from sales transactions	16,658	68,473	18,042
Jianping Zhou [Member]
Related Party Transactions (Details) [Line Items]
Repaid cost	1,122,458	$ 12,148,461
Feng Zhou [Member]
Related Party Transactions (Details) [Line Items]
Repaid cost	$ 4,935,926		$ 3,180,171